SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Bank acceptance notes receivable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Bank acceptance notes receivable	$ 3,337,137	$ 4,131,392
Unmatured Bank Acceptance Notes Receivables	$ 5,147,192